TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
TAX EXPENSE
Schedule of provision for income taxes
	Year Ended December 31,
	2022	2021
Current:
Federal	$3,339	$107
State	—	860
Total Current Tax Expense	3,339	967

Deferred:
Federal	$1,073	$1,112
State	(7,196)	(277)
Total Deferred Tax Expense	(6,123)	835

TOTAL TAX PROVISION	$(2,784)	$1,802

Schedule of deferred income tax assets and (liabilities)
	Year Ended December 31,
	2022	2021
Deferred Income Tax Assets:
Fixed Assets	$208	$—
Accrued Expenses	22	58
Net Operating Losses	4,030	5,010
Total	4,260	5,068

Deferred Income Tax Liabilities:
Fixed Assets and Intangibles	—	(11,094)
Leases	(134)	(96)
Total	(134)	(11,190)

Valuation Allowance	(4,126)	—
Net Deferred Tax Assets (Liabilities)	$—	$(6,122)

Schedule of effective tax rate and the statutory tax rate
	Year Ended December 31,
	2022	2021

Expected Income Tax Benefit at Statutory Tax Rate, Net	$(41,039)	$(6,385)
Changes in Income Taxes Resulting From:
State Taxes (Net of Federal Tax Benefits)	(10,036)	9,937
Decrease in Valuation Allowance	4,126	(14,375)
Gain/Loss on Extinguishment of Debt	—	1,255
Non-Deductible 280E	5,339	5,421
Goodwill impairment	9,355	1,296
Debt Discount	274	239
Pass through and Managed	1,725	308
Disposal of Depreciable Assets	2,820	—
Impairment of Intangibles	25,024	—
Prior Year Adjustments and Other	(372)	4,106
Reported Income Tax Expense (Benefit)	$(2,784)	$1,802